CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2014
CONCENTRATIONS [Abstract]
Schedule of Revenue and Accounts Receivable Concentrations
	For the years ended December 31,
	2012	2013	2014

Percentage of Total Revenues

Revenues collected through operators
China Mobile	36%	30%	27%
China Unicom	7%	5%	4%
China Telecom	6%	6%	5%
Mobile games revenues collected through operators
China Mobile	8%	6%	10%
China Unicom	-	-	-
China Telecom	-	-	-
WVAS revenues collected through operators
China Mobile	28%	24%	17%
China Unicom	7%	5%	4%
China Telecom	6%	6%	5%